RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANICAL STATEMENTS (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended											12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Class A ordinary shares	Oct. 31, 2014 Class A ordinary shares	Sep. 30, 2014 Class A ordinary shares	May 21, 2014 Class A ordinary shares	Dec. 31, 2013 Class A ordinary shares	Dec. 31, 2012 Class A ordinary shares	Dec. 31, 2013 As Reported CNY	Dec. 31, 2012 As Reported CNY	Dec. 31, 2011 As Reported CNY	Dec. 31, 2013 Adjustment CNY	Dec. 31, 2012 Adjustment CNY	Dec. 31, 2013 Accounting for licensed copyrights Adjustment CNY	Dec. 31, 2013 Accounting for licensed copyrights Adjustment USD ($)	Dec. 31, 2013 Accounting for nonmonetary exchanges of licensed copyrights ("barter transaction") Adjustment CNY	Dec. 31, 2012 Accounting for nonmonetary exchanges of licensed copyrights ("barter transaction") Adjustment CNY	Dec. 31, 2011 Accounting for nonmonetary exchanges of licensed copyrights ("barter transaction") Adjustment CNY
Current assets:
Licensed copyrights, net	$ 35,482	220,152	107,708												107,708		105,087		2,621
Intangible assets, net												51,942			(51,942)		(51,942)
Prepayments and other assets	18,972	117,716	91,276									82,300			8,976		18		8,958
Deferred tax assets, net	368	2,283	5,552									7,843			(2,291)		(2,291)
Total current assets	1,715,605	10,644,642	4,750,906									4,688,455			62,451
Non-current assets:
Property and equipment, net	47,227	293,027	184,596									222,229			(37,633)			(37,633)
Licensed copyrights, net	81,419	505,173	259,230												259,230		254,677		4,553
Intangible assets, net	141,105	875,502	891,150									1,197,671			(306,521)		(306,521)
Prepayments and other assets	69,526	431,377	207,396									197,856			9,540		9,540
Total non-current assets	1,037,394	6,436,619	5,806,117									5,881,501			(75,384)
TOTAL ASSETS	2,752,999	17,081,261	10,557,023									10,569,956			(12,933)
Current liabilities:
Advances from customers and deferred revenue	5,840	36,232	26,742									25,081			1,661				1,661
Accrued expenses and other liabilities	268,852	1,668,122	1,110,706									1,124,342			(13,636)
Total current liabilities	446,019	2,767,367	1,351,273									1,363,248			(11,975)
Non-current liabilities:
Deferred tax liabilities	34,427	213,608	216,887									219,519			(2,632)		(2,632)
Total non-current liabilities	35,486	220,178	220,957									223,589			(2,632)
Total liabilities	481,505	2,987,545	1,572,230									1,586,837			(14,607)
Shareholders' equity:
Accumulated deficit	(432,205)	(2,681,658)	(1,833,049)									(1,878,454)			45,405		(26,433)		14,471	21,038	(716)
Accumulated other comprehensive loss	(43,617)	(270,626)	(242,784)									(199,053)			(43,731)
Total shareholders' equity	2,271,494	14,093,716	8,984,793	9,377,911	4,204,461							8,983,119		4,205,177	1,674
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,752,999	17,081,261	10,557,023									10,569,956			(12,933)
Net revenues	680,688	4,223,394	3,068,994	1,909,802								3,028,484	1,795,575		40,510	114,227			40,510	114,227
Cost of revenues	(547,932)	(3,399,697)	(2,524,979)	(1,592,009)								(2,487,421)	(1,499,536)		(37,558)	(92,473)	(4,117)		(47,077)	(92,473)
Gross profit	132,756	823,697	544,015	317,793								541,063	296,039		2,952	21,754
Operating expenses:
Product development	(66,696)	(413,822)	(284,581)	(172,885)								(278,015)			(6,566)		(6,566)
Sales and marketing	(165,604)	(1,027,508)	(691,148)	(363,707)								(681,008)			(10,140)		(10,140)
General and administrative	(40,410)	(250,726)	(267,721)	(238,112)								(261,770)			(5,951)		(5,951)
Total operating expenses	(272,710)	(1,692,056)	(1,243,450)	(774,704)								(1,220,793)			(22,657)
Government grant income	3,647	22,631	25,489	10,119											25,489	10,119
Loss from operations	(136,307)	(845,728)	(673,946)	(446,792)								(679,730)	(478,665)		5,784	31,873
Other income (loss), net	(74)	(461)	45,084	(904)								70,573	9,757		(25,489)	(10,661)
Loss before income taxes	(126,631)	(785,699)	(599,435)	(406,207)								(579,730)	(427,419)		(19,705)	21,212
Income tax benefit (expense)	(8,353)	(51,827)	(673)	3,416								(1,014)			341		341
Net loss	(134,984)	(837,526)	(600,108)	(402,791)								(580,744)	(424,003)		(19,364)	21,212	(26,433)		(6,567)	21,754
Net loss per share, basic and diluted (in dollars per share)	$ (0.04)	(0.25)	(0.2000)	(0.17)								(0.1900)	(0.1800)		(0.0100)	0.0100
Net loss per ADS (each ADS represents 18 class A ordinary shares), basic and diluted (in dollars per share)	$ (0.71)	(4.44)	(3.6200)	(3.04)								(3.5000)	(3.2000)		(0.1200)	0.1600
Other comprehensive loss, net of tax of nil
Other comprehensive loss	(4,487)	(27,842)	(83,171)	(6,762)									(7,304)			542
Other comprehensive loss, tax		0	0	0
Comprehensive loss attributable to ordinary shareholders	(139,471)	(865,368)	(683,279)	(409,553)								(663,915)	(431,307)		(19,364)	21,754
Number of class A ordinary shares each ADS represents (in shares)						18	18	18	18	18	18
Cash flows from operating activities:
Net loss	(134,984)	(837,526)	(600,108)	(402,791)								(580,744)	(424,003)		(19,364)	21,212	(26,433)		(6,567)	21,754
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation of fixed assets	20,095	124,684	95,805	81,609								111,098			(15,293)
Amortization of licensed copyrights	196,066	1,216,509	816,397	457,323											816,397	457,323
Amortization of intangible assets and capitalized content production costs	7,412	45,986	51,841	51,545								788,299	416,396		(736,458)	(364,851)
Barter sublicensing revenues	(31,154)	(193,300)	(40,510)	(114,227)											(40,510)	(114,227)
Impairment of long-lived assets		0	107,326	0								96,071			11,255		11,255
Foreign exchange loss (gain)	1,163	7,214	(13,318)	1,012									469			543
Deferred income tax benefit	(2)	(10)	(2,704)	(9,953)								(313)			(2,391)
Changes in operating assets and liabilities, net of acquisition:
(Increase) decrease of prepayments and other assets	(5,644)	(35,018)	9,541	35,582								1,441	20,182		8,100	15,400
Increase (decrease) of accrued expenses and other liabilities	89,194	553,412	128,423	214,912								142,059			(13,636)
Net cash provided by operating activities	118,329	734,185	277,583	152,820								269,483	137,420		8,100	15,400
Loans to third parties	(806)	(5,000)	(8,100)	(15,400)											(8,100)	(15,400)
Acquisition of licensed copyrights	(198,639)	(1,232,477)	(735,001)	(361,976)											(735,001)	(361,976)
Acquisition of intangible assets	(349)	(2,167)	(5,580)									(740,581)	(361,976)		735,001	361,976
Net cash used in investing activities	(659,669)	(4,092,986)	(193,124)	(799,593)								(185,024)	(784,193)		(8,100)	(15,400)
Supplemental disclosures of cash flow information:
Acquisition of licensed copyrights included in accounts payable	73,127	453,725	179,414	144,302											179,414	144,302
Acquisition of intangible assets included in accounts payable	1,610	9,990	12,297	11,162								191,711	155,464		(179,414)	(144,302)
Acquisition of licensed copyrights from nonmonetary content exchanges	$ 27,929	173,288	28,669	114,861											28,669	114,861